BLACKROCK MUNIASSETS FUND, INC.
(THE “FUND”)
SERIES W-7

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

CUSIP No. 09254J 201*

Amendment to Notice of Special Rate Period

March 26, 2024

BlackRock MuniAssets Fund, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

To:  Addressees listed on Schedule 1 hereto

In accordance with the Fund’s Articles Supplementary Establishing and Fixing the Rights and Preferences of VRDP Shares, dated December 15, 2021 (the “Articles Supplementary”), pursuant to the prior written consent of the Liquidity Provider and the Remarketing Agent and the affirmative vote or consent of the Holders of a majority of the VRDP Shares Outstanding, the Notice of Special Rate Period, dated as of December 15, 2021 (the “Notice of Special Rate Period”), has been amended by this Amendment to Notice of Special Rate Period as of the date hereof.

The following paragraph is included as the last paragraph in the section entitled “Additional Provisions Relating to the Termination of the Special Rate Period” in the Notice of Special Rate Period:

The Fund may terminate the Special Rate Period prior to the last day of the Special Rate Period by providing notice of such termination (the “Notice of Termination”) to the Holders of VRDP Shares, the Liquidity Provider, the Remarketing Agent and the Tender and Paying Agent at least 10 Business Days prior to the last day of the Special Rate Period that will result from such termination (the “Termination Date”). The Notice of Termination shall include the Termination Date, which shall be deemed the last day of the Special Rate Period, the Automatic Tender Date and the Purchase Date relating to such Automatic Tender Date. If the Fund provides the Notice of Termination in accordance with this paragraph, then the VRDP Shares beneficially owned by any Beneficial Owner will be deemed automatically tendered for Remarketing on the Automatic Tender Date with a Purchase Date occurring on the first day of the Subsequent Rate Period immediately succeeding the Termination Date. Notwithstanding the foregoing provisions of this Notice of Special Rate Period, if any VRDP Shares beneficially owned by BANA for federal income tax purposes on such Purchase Date are not successfully remarketed for purchase on such Purchase Date, a Failed Remarketing Condition-Purchased VRDP Shares will be deemed to exist in respect of such VRDP Shares for all purposes of the Articles Supplementary (including Section 10(b) thereof and the definition of Maximum Rate) and the other Related Documents and, as of such Purchase Date, such VRDP Shares will be deemed beneficially owned by the Liquidity Provider. Accordingly, all such VRDP Shares deemed beneficially owned by the Liquidity Provider will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents, and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition-Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents. For the avoidance of doubt, if any VRDP Shares beneficially owned by a Beneficial Owner other than BANA are not successfully remarketed on the Purchase Date relating to the Automatic Tender Date and are purchased by the Liquidity Provider pursuant to the Purchase Obligation, such VRDP Shares shall constitute Failed Remarketing Condition- Purchased VRDP Shares, such VRDP Shares will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents, and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition-Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents.

* NOTE: Neither the Fund nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any notice or as printed on any VRDP Share certificate.  It is included solely as a convenience to Holders of VRDP Shares.

70999888.1

Capitalized terms used but not defined in this Amendment to Notice of Special Rate Period shall have the meanings given to such terms in the Articles Supplementary and the Notice of Special Rate Period.

[Signature Page Follows]

70999888.1

IN WITNESS WHEREOF, I have signed this Amendment to the Notice of Special Rate Period as of the date first written above.

BLACKROCK MUNIASSETS FUND, INC.

By: /s/Jonatha Diorio

Name: Jonathan Diorio
Title: Vice President

70999888.1

Schedule 1

Recipients of this Amendment to Notice of Special Rate Period

Bank of America, N.A.

One Bryant Park

1111 Avenue of the Americas, 3rd Floor

New York, New York 10036

Attention:        Thomas Visone

                        Mary Ann Olson

                        Todd Blasiak

                        Lisa Irizarry

                        Michael Jentis

                        Carl Daniels

                        Patrick Thomas

Telephone:      (212) 449-7358

Email:             thomas.visone@bofa.com

                        mary.ann.olson@bofa.com

                        todd.blasiak@bofa.com

                        lisa.m.irizarry@bofa.com

                        michael.jentis@bofa.com

                        DG.pfloats@bofa.com

                        carl.daniels@bofa.com

                        patrick.r.thomas@bofa.com

BofA Securities, Inc.

One Bryant Park

1111 Avenue of the Americas

3rd Floor

New York, NY 10036

Attention:        Thomas Visone

                        Mary Ann Olson

                        Todd Blasiak

                        Lisa Irizarry

                        Michael Jentis

                        Carl Daniels

                        Patrick Thomas

Telephone:      (212) 449-7358

Email:             thomas.visone@bofa.com

                        mary.ann.olson@bofa.com

                        todd.blasiak@bofa.com

                        lisa.m.irizarry@bofa.com

                        michael.jentis@bofa.com

                        dg.temm@bofa.com

                        DG.pfloats@bofa.com

                        carl.daniels@bofa.com

70999888.1

                        patrick.r.thomas@bofa.com

Banc of America Preferred Fund Corporation

One Bryant Park

1111 Avenue of the Americas, 3rd Floor

New York, New York 10036

Attention:        Thomas Visone

                        Mary Ann Olson

                        Todd Blasiak

                        Lisa Irizarry

                        Michael Jentis

                        Carl Daniels

                        Patrick Thomas

Telephone:      (212) 449-7358

Email:             thomas.visone@bofa.com

                        mary.ann.olson@bofa.com

                        todd.blasiak@bofa.com

                        lisa.m.irizarry@bofa.com

                        michael.jentis@bofa.com

                        DG.pfloats@bofa.com

                        carl.daniels@bofa.com

                        patrick.r.thomas@bofa.com

The Depository Trust Company
LensNotice@dtcc.com

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